Cover	Sep. 11, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 11, 2026
Entity Registrant Name	BENTLEY SYSTEMS, INCORPORATED
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39548
Entity Tax Identification Number	95-3936623
Entity Address, Address Line One	685 Stockton Drive
Entity Address, City or Town	Exton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19341
City Area Code	610
Local Phone Number	458-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, $0.01 Par Value
Trading Symbol	BSY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001031308
Amendment Flag	false